CoinShares Bitcoin Mining ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.6%	Shares		Value
Capital Markets - 0.6%
Galaxy Digital, Inc. - Class A (a)	80,591		$ 2,203,358

Financial Services - 0.5%
Block, Inc. (a)	23,405		1,778,780

IT Services – 7.9%
Applied Digital Corp. (a)	270,586		10,092,858
ChronoScale Corp. (a)	333,705		7,414,925
CoreWeave, Inc. - Class A (a)	30,060		2,992,173
Whitefiber, Inc. (a)	167,178		6,494,865
			26,994,821

Machinery - 0.7%
AirJoule Technologies Corp. (a)	417,058		2,310,501

Semiconductors & Semiconductor Equipment - 2.7%
NVIDIA Corp.	34,526		6,908,307
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	4,784		2,284,695
			9,193,002

Software – 86.8% (b)
American Bitcoin Corp. – Class A (a)	135,346		92,184
Bitdeer Technologies Group – Class A (a)	1,011,834		16,057,806
BitFuFu, Inc. - Class A (a)	171,087		241,233
Cipher Digital, Inc. (a)	2,537,197		62,161,327
Cleanspark, Inc. (a)	1,081,321		15,733,221
Core Scientific, Inc. (a)	380,453		9,735,792
Digi Power X, Inc. (a)	2,592,461		14,128,912
Hive Digital Technologies, Ltd. (a)	4,223,572		15,373,802
Hut 8 Corp. (a)	320,464		36,995,966
IREN, Ltd. (a)	754,978		34,525,144
Keel Infrastructure Corp. (a)	6,403,652		36,756,962
MARA Holdings, Inc. (a)	1,177,240		16,351,864
Nebius Group NV (a)	24,759		6,837,693
Riot Platforms, Inc. (a)	616,600		16,882,508
Soluna Holdings, Inc. (a)	5,125,668		6,919,652
Terawulf, Inc. (a)	392,349		9,691,020
			298,485,086

Specialty Retail - 0.1%
Cango, Inc. - Class A (a)	1,729,490		353,681

Technology Hardware, Storage & Peripherals - 0.3%
Canaan, Inc. - ADR (a)	2,916,706		837,386
TOTAL COMMON STOCKS (Cost $319,279,623)			342,156,615

TOTAL INVESTMENTS - 99.6% (Cost $319,279,623)			342,156,615
Other Assets in Excess of Liabilities - 0.4%		0.00418	1,435,303
TOTAL NET ASSETS - 100.0%			$ 343,591,918
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

CoinShares Bitcoin Mining ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 342,156,615	$ –	$ –	$ 342,156,615
Total Investments	$ 342,156,615	$ –	$ –	$ 342,156,615

Refer to the Schedule of Investments for further disaggregation of investment categories.